Other reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Employee benefits reserve	$ 287	$ 281	$ 290
Foreign currency translation reserve	795	795	795
Hedging reserve	188	1	88
Distributable profits reserve	5,557	3,069	4,118
Other reserves	(72)	(38)	(30)
Non-controlling interest reserve	(373)	0	0
Other reserves	6,382	4,108	5,261
Increase (decrease) through appropriation of retained earnings, equity	0	0	0
Dividends recognised as distributions to owners	2,072	2,539	4,335
Distributable profits reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through appropriation of retained earnings, equity	4,500	1,400	4,830
Dividends recognised as distributions to owners	$ 2,012	$ 2,449	$ 4,253